PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid training and other service fees	$ 2,484	$ 2,126
Prepaid rental expenses	2,734	1,738
Prepayment expenses	1,136	384
Staff advances	597	774
Receivables from the disposal of subsidiaries	574	547
Prepayment for purchase of inventories	866	488
Prepayment for property, plant and equipment	865	2,304
Receivables from third party payment platform	82	181
Interest receivables	121
Others	1,784	999
Prepaid expenses and other current assets	$ 11,243	$ 9,541